Summary of Deductible Temporary Differences for Which No Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Non-capital losses	$ 1,306	$ 936
Capital Losses	1,296	937
Short-term investments	(136)	333
Other deferred tax assets	100	471
Deducted temporary differences not recognized	$ 2,566	$ 2,677